Trade and Miscellaneous Receivables and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Increase in Trade and Miscellaneous Receivables and Other Current Assets

Trade and miscellaneous receivables and other current assets fell by 253 million euros compared to December 31, 2017. The figure breaks down as follows.

			As of December 31,
			2018		2017
				Of which Financial Instruments		Of which Financial Instruments
			(millions of euros)
Amounts due on construction contracts	(a	)	55		34

Trade receivables
Receivables from customers			2,290	2,290	2,528	2,528
Receivables from other telecommunications operators			1,037	1,037	972	972

	(b	)	3,327	3,327	3,500	3,500

Miscellaneous receivables (current)
Other receivables	(c	)	424	125	645	154
Other current assets
Activities deriving from contracts (Contract Assets)			46	46
Deferred contract costs			634
Other cost deferrals			220
Trade and miscellaneous prepaid expenses					780

	(d	)	900	46	780	—

Total			4,706	3,498	4,959	3,654

Schedule on Impacts By Adoption of IFRS 9 and IFRS 15

The impacts caused by the adoption of IFRS 9 and IFRS 15 are summarized below:

		As of December 31, 2017	Adoption of new standards			As of January 1, 2018
			IFRS 15 reclassifications	IFRS 9 adjustments	IFRS 15 adjustments
		(millions of euros)
Amounts due on construction contracts	(a)	34	—	—	—	34
Trade receivables
Receivables from customers		2,528	—	(141)	—	2,387
Receivables from other telecommunications operators		972	—	(6)	—	966

	(b)	3,500	—	(147)	—	3,353
Miscellaneous receivables (current)
Other receivables	(c)	645	—	—	—	645
Other current assets
Activities deriving from contracts (Contract Assets)		—	—	—	35	35
Deferred contract costs		—	594	—	(53)	541
Other cost deferrals		—	246	—	—	246
Trade and miscellaneous prepaid expenses		780	(780)	—	—	—

	(d)	780	60	—	(18)	822

Total	(a+b+c+d)	4,959	60	(147)	(18)	4,854

Summary of Analyses of the Aging of Trade and Miscellaneous Receivables

The analyses of the aging of trade and miscellaneous receivables at December 31, 2018 and 2017 are provided below:

				Overdue:
	As of December 31, 2018	Total Current	Total overdue	0-90 days	91-180 days	181-365 days	More than 365 days
	(millions of euros)
Trade and miscellaneous receivables and other current assets	3,498	2,715	783	175	134	158	316

				Overdue:
	As of December 31, 2017	Total Current	Total overdue	0-90 days	91-180 days	181-365 days	More than 365 days
	(millions of euros)
Trade and miscellaneous receivables and other current assets	3,654	2,781	873	300	178	188	207

Summary of Provision for Bad Debts

Movements in the provision for bad debts were as follows:

	2018	2017
	(millions of euros)
At January 1	597	648
Effects of IFRS 9 adoption	147
Provision charges to the income statement	320	242
Utilization and decreases	(281)	(278)
Exchange differences and other changes	(14)	(15)

At December 31	769	597

Summary of Other Receivables

Details are as follows:

	As of December 31,
	2018	2017
	(millions of euros)
Advances to suppliers	24	69
Receivables from employees	11	12
Tax receivables	87	135
Receivables for grants from the government and public entities	91	207
Sundry receivables	211	222

Total	424	645